Summary of significant accounting policies and basis of presentation (Tables)	3 Months Ended
Mar. 31, 2017
Summary of significant accounting policies and basis of presentation
Schedule of potentially dilutive securities excluded from computations of diluted weighted average shares outstanding

	Three Months Ended
	March 31,
	2017	2016
Warrants	7,428,571	—
Stock options issued and outstanding	5,291,986	3,279,030
Unvested restricted stock units	194,000	187,000